INVESTMENT IN ASSOCIATE - Narrative (Details) - DPM $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($) shares
Disclosure of associates [line items]
Investments in subsidiaries, conversion of common shares, from sale of investment | shares	0.0910
Investments in subsidiaries, shares received on transaction | shares	4,900,000
Investments in subsidiaries, fair value of shares received	$ 28.7
Investments in subsidiaries, gain on sale of investment	16.1
Investments in subsidiaries, carrying amount of investment	9.4
Investments in subsidiaries, currency translation adjustment	$ 3.2